Investment Portfolios
(UNAUDITED) | 03.31.2024
CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND
Corporate Bonds - 99.5%	Principal Amount	Value
Domestic - 83.8%
Aerospace & defense - 4.1%
Howmet Aerospace, Inc.,
5.13%, 10/01/24	$ 1,276,000	$1,269,198
6.88%, 05/01/25	3,231,000	3,266,851
TransDigm, Inc.,
144A, 6.38%, 03/01/29	2,575,000	2,583,016
144A, 6.75%, 08/15/28	2,755,000	2,791,361
Airlines - 2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.50%, 04/20/26	6,240,000	6,197,504
Auto manufacturers - 2.8%
Ford Motor Credit Co. LLC, 5.13%, 06/16/25	7,000,000	6,937,394
Automobile components - 0.1%
Phinia, Inc., 144A, 6.75%, 04/15/29	275,000	277,652
Capital markets - 2.1%
StoneX Group, Inc., 144A, 8.63%, 06/15/25	5,000,000	5,021,590
Commercial services - 2.6%
Prime Security Services Borrower LLC/Prime Finance, Inc., 144A, 5.75%, 04/15/26	6,300,000	6,281,622
Consumer finance - 5.1%
OneMain Finance Corp.,
3.50%, 01/15/27	2,235,000	2,074,751
6.88%, 03/15/25	2,545,000	2,571,608
7.13%, 03/15/26	1,495,000	1,522,128
SLM Corp.,
3.13%, 11/02/26	3,863,000	3,587,794
4.20%, 10/29/25	2,755,000	2,688,448
Electric - 2.5%
Vistra Operations Co. LLC, 144A, 5.50%, 09/01/26	6,131,000	6,036,293
Electrical components & equipment - 3.1%
WESCO Distribution, Inc.,
144A, 6.38%, 03/15/29	2,260,000	2,283,235
144A, 7.13%, 06/15/25	5,265,000	5,268,413
Electrical equipment - 0.1%
Regal Rexnord Corp., 144A, 6.05%, 02/15/26	230,000	231,188
Equity real estate investment trusts (REITs) - 7.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/ BPR Nimbus LLC/GGSI Sellco LLC, 144A, 4.50%, 04/01/27	3,025,000	2,761,077
GLP Capital LP/GLP Financing II, Inc.,
5.25%, 06/01/25	1,410,000	1,400,922
5.38%, 04/15/26	4,680,000	4,639,237
HAT Holdings I LLC/HAT Holdings II LLC,
144A, 3.38%, 06/15/26	1,470,000	1,384,601
144A, 6.00%, 04/15/25	2,605,000	2,594,452
VICI Properties LP/VICI Note Co., Inc., 144A, 4.25%, 12/01/26	6,170,000	5,932,253
Financial services - 2.1%
NMI Holdings, Inc., 144A, 7.38%, 06/01/25	5,100,000	5,151,143
Food - 2.5%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A, 3.25%, 03/15/26	6,450,000	6,150,854
Health care providers & services - 4.9%
Centene Corp., 4.25%, 12/15/27	5,910,000	5,635,063
Tenet Healthcare Corp.,
4.25%, 06/01/29	3,470,000	3,225,433
5.13%, 11/01/27	3,105,000	3,037,087
Hotels, restaurants & leisure - 4.9%
Boyd Gaming Corp., 4.75%, 12/01/27	6,375,000	6,141,267
Travel + Leisure Co.,
6.60%, 10/01/25	2,306,000	2,322,345
144A, 6.63%, 07/31/26	3,580,000	3,605,053
Investment companies - 2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
4.75%, 09/15/24	2,395,000	2,383,965
6.25%, 05/15/26	1,590,000	1,534,867
6.38%, 12/15/25	2,285,000	2,266,490
Lodging - 2.2%
Hilton Domestic Operating Co., Inc., 144A, 5.38%, 05/01/25	5,055,000	5,039,277
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	300,000	294,940
Machinery - 0.5%
Esab Corp., 144A, 6.25%, 04/15/29	1,150,000	1,155,385
Media - 7.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	5,220,000	5,156,472
Sirius XM Radio, Inc., 144A, 3.13%, 09/01/26	6,495,000	6,084,026
TEGNA, Inc.,
4.63%, 03/15/28	1,290,000	1,179,905
144A, 4.75%, 03/15/26	5,020,000	4,921,614
Mortgage real estate investment trusts (REITs) - 2.6%
Starwood Property Trust, Inc.,
144A, 3.63%, 07/15/26	4,362,000	4,092,687
4.75%, 03/15/25	2,190,000	2,151,791
Oil & gas - 2.5%
Sunoco LP/Sunoco Finance Corp.,
5.88%, 03/15/28	2,085,000	2,065,056
6.00%, 04/15/27	4,080,000	4,063,702
Oil, gas & consumable fuels - 4.8%
New Fortress Energy, Inc.,
144A, 6.50%, 09/30/26	2,480,000	2,387,844
144A, 6.75%, 09/15/25	3,931,000	3,904,206
Western Midstream Operating LP, 3.10%, 02/01/25	5,645,000	5,523,314
Packaging & containers - 2.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	6,065,000	5,964,280
Pipelines - 4.9%
Kinetik Holdings LP, 144A, 6.63%, 12/15/28	5,510,000	5,607,825
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
144A, 5.50%, 01/15/28	1,845,000	1,777,624
144A, 6.00%, 03/01/27	1,940,000	1,909,769
144A, 7.38%, 02/15/29	2,575,000	2,590,392
Specialized real estate investment trusts (REITs) - 2.5%
SBA Communications Corp., 3.88%, 02/15/27	6,530,000	6,210,607
Technology hardware, storage & peripherals - 2.2%
Western Digital Corp., 4.75%, 02/15/26	5,500,000	5,372,860
Trading companies & distributors - 2.5%
Fortress Transportation and Infrastructure Investors LLC,
144A, 5.50%, 05/01/28	3,615,000	3,502,643
144A, 6.50%, 10/01/25	2,620,000	2,616,075
Total domestic corporate bonds (cost $206,262,543)		204,628,449
Foreign - 15.7%
Commercial services & supplies - 2.5%
GFL Environmental, Inc., 144A, 4.25%, 06/01/25	6,080,000	5,980,728
Diversified financial services - 3.7%
GGAM Finance Ltd.,
144A, 7.75%, 05/15/26	3,580,000	3,653,788
144A, 8.00%, 02/15/27	2,510,000	2,591,625
Macquarie Airfinance Holdings Ltd., 144A, 8.38%, 05/01/28	2,520,000	2,671,114
Electronics - 2.2%
Sensata Technologies BV, 144A, 5.00%, 10/01/25	5,555,000	5,486,898
Hotels, restaurants & leisure - 2.5%
International Game Technology PLC,
144A, 6.25%, 01/15/27	4,010,000	4,038,988
144A, 6.50%, 02/15/25	2,121,000	2,127,987
Pharmaceuticals - 4.8%
Jazz Securities DAC, 144A, 4.38%, 01/15/29	6,065,000	5,649,776
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26	3,865,000	3,613,355
6.00%, 04/15/24	2,515,000	2,511,932
Total foreign corporate bonds (cost $38,109,900)		38,326,191
Total corporate bonds (cost $244,372,443)		242,954,640
Total investment portfolio (cost $244,372,443) - 99.5%		242,954,640
Other assets in excess of liabilities - 0.5%		1,153,294
Total net assets - 100.0%		$244,107,934

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.